CONVERTIBLE NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
CONVERTIBLE NON-CONTROLLING INTERESTS
Balance at beginning of the year	¥ 191,865	$ 27,024	¥ 191,865
Balance at end of the year	¥ 191,865	$ 27,024	¥ 191,865